MASTER TRUST - Schedule of Master Trust Net Assets (Details) - EBP 118 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value	$ 1,432,867	$ 1,410,609
Total investments	1,680,641	1,700,348
Total receivables	84,502	88,297
Total liabilities	119	36
NET ASSETS AVAILABLE FOR BENEFITS	$ 1,765,024	$ 1,788,609
Plan interest in the Master Trust as a percentage of total	26.00%	25.90%
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	$ 5,561,750	$ 5,576,023
Stable Value fund at contract value	831,284	944,534
Total investments	6,393,034	6,520,557
Receivable for securities sold	33,750	60,779
Other receivables	11,618	15,143
Total receivables	45,368	75,922
Total Master Trust assets	6,438,402	6,596,479
Liability to return collateral held under securities lending agreements	17,710	28,801
Payable for securities purchased	62,982	100,358
Other payables	12,158	18,114
Total liabilities	92,850	147,273
NET ASSETS AVAILABLE FOR BENEFITS	6,345,552	6,449,206
Master Trust Balances | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Total investments at fair value	187,581	274,839
Master Trust Balances | Equities
EBP, Master Trust [Line Items]
Total investments at fair value	4,063,771	4,140,648
Master Trust Balances | Fixed income
EBP, Master Trust [Line Items]
Total investments at fair value	1,210,182	1,017,411
Master Trust Balances | Derivatives
EBP, Master Trust [Line Items]
Total investments at fair value	1,108	1,966
Master Trust Balances | Cash and cash equivalents
EBP, Master Trust [Line Items]
Total investments at fair value	35,445	66,667
Master Trust Balances | Collateral held under securities lending
EBP, Master Trust [Line Items]
Total investments at fair value	17,710	28,801
Master Trust Balances | Real Estate Funds
EBP, Master Trust [Line Items]
Total investments at fair value	45,953	45,691
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	1,402,270	1,378,722
Stable Value fund at contract value	258,238	302,323
Total investments	1,660,508	1,681,045
Receivable for securities sold	8,775	15,377
Other receivables	3,171	6,381
Total receivables	11,946	21,758
Total Master Trust assets	1,672,454	1,702,803
Liability to return collateral held under securities lending agreements	4,605	7,459
Payable for securities purchased	16,375	25,390
Other payables	1,430	1,493
Total liabilities	22,410	34,342
NET ASSETS AVAILABLE FOR BENEFITS	1,650,044	1,668,461
Plan's Interest in Master Trust Balances | Common stock of International Paper Company
EBP, Master Trust [Line Items]
Total investments at fair value	35,442	52,025
Plan's Interest in Master Trust Balances | Equities
EBP, Master Trust [Line Items]
Total investments at fair value	1,014,235	1,020,038
Plan's Interest in Master Trust Balances | Fixed income
EBP, Master Trust [Line Items]
Total investments at fair value	325,036	266,676
Plan's Interest in Master Trust Balances | Derivatives
EBP, Master Trust [Line Items]
Total investments at fair value	209	376
Plan's Interest in Master Trust Balances | Cash and cash equivalents
EBP, Master Trust [Line Items]
Total investments at fair value	8,507	17,095
Plan's Interest in Master Trust Balances | Collateral held under securities lending
EBP, Master Trust [Line Items]
Total investments at fair value	4,605	7,459
Plan's Interest in Master Trust Balances | Real Estate Funds
EBP, Master Trust [Line Items]
Total investments at fair value	$ 14,236	$ 15,053